Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NATIONWIDE MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 28, 2018
Class T Shares | Nationwide Amundi Strategic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: NATIONWIDE AMUNDI STRATEGIC INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Nationwide Amundi Strategic Income Fund seeks to provide a high level of current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you invest at least $250,000 in the Fund. More information about sales charges is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 63 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 105 of the Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 199.38% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	199.38%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest at least $250,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 250,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund employs a flexible investment approach, allocating across different types of fixed-income securities with few limitations as to credit quality, geography, maturity or sector, with the goal of achieving a high level of current income. The Fund may invest in U.S. government securities and foreign government bonds, as well as U.S. and foreign corporate bonds and debentures, asset-backed securities, mortgage-backed securities and convertible bonds. The Fund also may invest in corporate loans. Securities in which the Fund invests may pay interest on either a fixed-rate or a variable-rate basis. The Fund may invest in securities issued by foreign issuers, including those that are located in emerging market countries, although the Fund does not invest more than 65% of its net assets, at the time of purchase, in emerging market securities. Emerging market countries include certain countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe. Many foreign securities are denominated in currencies other than the U.S. dollar.

The Fund may invest without limitation in fixed-income securities of any maturity, duration or credit quality. Accordingly, the Fund may invest a substantial portion of its portfolio in high-yield bonds (i.e. “junk bonds”) and other securities that are lower-rated. Some of these debt securities may be in default or at high risk of defaulting, and may have extremely poor prospects for being able to make principal and interest payments.

The Fund’s subadviser may use derivatives, such as futures and forward foreign currency contracts, either to increase returns, to hedge against international currency exposure, or to manage the Fund’s average portfolio duration. The subadviser also may buy or sell credit default swaps either to hedge against investment risks or to increase return.

The Fund’s subadviser does not manage the Fund specific to any index or benchmark, which provides it with flexibility to allocate to and rotate across any sector in the fixed-income universe. This strategy is designed to provide exposure to those areas of the fixed-income market that the subadviser anticipates will provide value, while attempting to minimize exposure to those areas it anticipates will not provide value. In managing the Fund, the subadviser considers fundamental market factors such as yield and credit quality differences among bonds, as well as demand and supply trends. The subadviser also makes investment decisions based on technical factors such as price momentum, market sentiment, and supply or demand imbalances. The Fund may engage in active and frequent trading of portfolio securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Market and selection risks – market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause periods of increased volatility and redemptions, and may cause the value of the Fund’s investments to decline significantly. Currently, interest rates are at or near historic lows, which may increase the Fund’s exposure to the risks associated with rising interest rates. Recent and potential future changes in government policy may affect interest rates.

Credit risk - a bond issuer may default if it is unable to pay the interest or principal when due. If an issuer defaults, the Fund may lose money. This risk is particularly high for high-yield bonds. Changes in a bond issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of a bond.

High-yield bonds risk – investing in high-yield bonds and other lower-rated bonds will subject the Fund to substantial risk of loss due to issuer default, decline in market value due to adverse economic and business developments, sensitivity to changing interest rates, or lack of liquidity.

Prepayment and call risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

Convertible securities risk - the value of convertible securities may fall when interest rates rise and increase when interest rates fall. The prices of convertible securities with longer maturities tend to be more volatile than those with shorter maturities. Value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations.

Corporate loans risk – commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (“LIBOR”) or the prime rates of U.S. banks. The market for corporate loans may be subject to irregular trading activity, wide bid/ask spreads (difference between the highest price a buyer is willing to pay for an asset and the lowest price that a seller is willing to accept for an asset) and extended trade settlement periods. Corporate loans have speculative characteristics and high risk, and often are referred to as “junk.”

Mortgage-backed and asset-backed securities risks – these securities generally are subject to the same types of risk that apply to other fixed-income securities, such as interest rate risk, credit risk, and prepayment and call risk. Mortgage-backed securities also are subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment. Through its investments in mortgage-backed securities, the Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, generally have higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

Derivatives risk – derivatives may be volatile and may involve significant risks. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can magnify significantly the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund. Certain derivatives held by the Fund may be illiquid, including non-exchange-traded or over-the-counter derivatives that are linked to illiquid instruments or illiquid markets, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments.

       Currency exposure – the Fund’s investments in currency futures and forward foreign currency exchange contracts (collectively, “currency contracts”) may involve a small investment relative to the amount of risk assumed. To the extent the Fund enters into these transactions, its success will depend on the subadviser’s ability to predict market movements, and their use may have the opposite effect of that intended. Risks include potential loss due to the imposition of controls by a government on the exchange of foreign currencies, the loss of any premium paid to enter into the transaction, delivery failure, default by the other party, or inability to close out a position because the trading market becomes illiquid. Currency contracts may reduce the risk of loss from a change in the value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying security.

       Futures – the prices of futures contracts typically are more volatile than those of stocks and bonds. Small movements in the values of the assets or measures underlying futures contracts can cause disproportionately larger losses to the Fund. While futures may be more liquid than other types of derivatives, they may experience periods when they are less liquid than stocks, bonds or other investments.

       Forwards – using forwards can involve greater risks than if the Fund were to invest directly in the underlying securities or assets. Because forwards often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Currently there are few central exchanges or markets for forward contracts, and therefore they may be less liquid than exchange-traded instruments. If a forward counterparty fails to meet its obligations under the contract, the Fund may lose money.

       Credit default swaps – credit default swaps are subject to credit risk on the underlying investment and to counterparty credit risk. If the counterparty fails to meet its obligations the Fund could sustain significant losses. Credit default swaps also are subject to the risk that the Fund will not properly assess the cost of the underlying investment. If the Fund is selling credit protection, it bears the risk that a credit event will occur, requiring the Fund to pay the counterparty the set value of the defaulted bonds. If the Fund is buying credit protection, there is the risk that no credit event will occur and the Fund will receive no benefit for the premium paid.

Country or sector risk – if the Fund emphasizes one or more countries or economic sectors, it may be more susceptible to the financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do not emphasize particular countries or sectors.

Liquidity risk – when there is little or no active trading market for specific types of securities or instruments, it can become more difficult to sell the securities or instruments at or near their perceived value. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Liquidity risk also includes the risk that the Fund will experience significant net redemptions of its shares at a time when it cannot find willing buyers for its portfolio securities or instruments or can sell its portfolio securities or instruments only at a material loss. To meet redemption requests, the Fund may be forced to sell other securities or instruments that are more liquid, but at unfavorable times and conditions. Investments in foreign securities tend to have more exposure to liquidity risk than domestic securities.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.

Emerging markets risk – emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets. Since these markets are smaller than developed markets, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, nationalization of assets, and ethnic, religious and racial conflicts.

Sovereign debt risk – sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.

Portfolio turnover risk – a higher portfolio turnover rate increases transaction costs, may adversely impact the Fund’s performance, and may result in higher taxes when Fund shares are held in a taxable account.

Loss of money is a risk of investing in the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.

Since Class T shares are new, the bar chart shows changes in the performance of the Fund’s Institutional Service Class shares, which are described in a separate prospectus, from year to year. Annual returns for Class T shares are substantially similar to those of the Institutional Service Class shares because Institutional Service Class shares are invested in the same portfolio of securities. Because Class T shares have higher expenses than Institutional Service Class shares, performance for Class T shares would have been lower than that shown in the bar chart.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s annual total returns have varied from year to year. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class T shares have not commenced operations as of the date of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-848-0920
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	nationwide.com/mutualfunds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Institutional Service Class Shares (Years Ended December 31,)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: 4.61% – 3rd qtr. of 2016 Lowest Quarter: 1.58% – 1st qtr. of 2016
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Since Class T shares are new, the bar chart shows changes in the performance of the Fund’s Institutional Service Class shares, which are described in a separate prospectus, from year to year. Annual returns for Class T shares are substantially similar to those of the Institutional Service Class shares because Institutional Service Class shares are invested in the same portfolio of securities. Because Class T shares have higher expenses than Institutional Service Class shares, performance for Class T shares would have been lower than that shown in the bar chart.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2017
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance for Class T shares has been adjusted to reflect the difference in sales charges, but not differing expenses. Therefore, performance for Class T shares could have been lower than the performance shown below.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown in the table for Institutional Service Class shares only and will vary for other classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown in the table for Institutional Service Class shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Class T shares have not commenced operations as of the date of this Prospectus. Therefore, pre-inception historical performance for Class T shares is based on the previous performance of Class A shares, which are featured in a separate prospectus. Performance for Class T shares has been adjusted to reflect the difference in sales charges, but not differing expenses. Therefore, performance for Class T shares could have been lower than the performance shown below.
Class T Shares | Nationwide Amundi Strategic Income Fund | Class T Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Management Fees	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.96%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.77%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.60%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.17%
1 Year	rr_ExpenseExampleYear01	$ 366
3 Years	rr_ExpenseExampleYear03	736
5 Years	rr_ExpenseExampleYear05	1,131
10 Years	rr_ExpenseExampleYear10	$ 2,233
1 Year	rr_AverageAnnualReturnYear01	8.09%
Since Inception	rr_AverageAnnualReturnSinceInception	8.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 02, 2015
Class T Shares | Nationwide Amundi Strategic Income Fund | Institutional Service Class Shares
Risk/Return:	rr_RiskReturnAbstract
2016	rr_AnnualReturn2016	11.83%
2017	rr_AnnualReturn2017	11.16%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	1.58%
1 Year	rr_AverageAnnualReturnYear01	11.16%
Since Inception	rr_AverageAnnualReturnSinceInception	9.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 02, 2015
Class T Shares | Nationwide Amundi Strategic Income Fund | After Taxes on Distributions | Institutional Service Class Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.45%
Since Inception	rr_AverageAnnualReturnSinceInception	6.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 02, 2015
Class T Shares | Nationwide Amundi Strategic Income Fund | After Taxes on Distributions and Sales of Shares | Institutional Service Class Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.56%
Since Inception	rr_AverageAnnualReturnSinceInception	5.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 02, 2015
Class T Shares | Nationwide Amundi Strategic Income Fund | Bloomberg Barclays U.S. Aggregate Bond Index (The Index does not pay sales charges, fees, expenses or taxes.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.54%
Since Inception	rr_AverageAnnualReturnSinceInception	2.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 02, 2015

[1]	Nationwide Mutual Funds (the "Trust") and Nationwide Fund Advisors (the "Adviser") have entered into a written contract limiting annual fund operating expenses to 0.67% until at least February 28, 2019. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund's business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund's assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement. More information about administrative services fees can be found in "Investing with Nationwide Funds" commencing on page 63 of this Prospectus.